2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Sep. 22, 2020	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Accumulated deficit		$ (16,785,532)		$ (15,724,678)	$ (14,618,012)
Exercise prcie		$ 1,200,000
Stock-based compensation		$ 875,379	$ 0	$ 553,091	$ 10,500,000
Unrecognized stock-based compensation		$ 2,407,293
Unrecognized stock-based compensation vesting period		1 year
2020 Plan
Stock price		$ 5.10
Exercise price		$ 5.10
Expected Life		1 year
Expected volatility		146.49%
Risk free interest rate		0.12%
Directors [Member]
Options granted	300,000
Exercise prcie	$ 5.10
Options vested, description	Twenty percent (20%) (i.e. 60,000) of the options shall vest and be exercisable immediately with the remaining 240,000 options vesting at the rate of 1/12 (i.e. 20,000 shares) per month so that all options shall be fully vested and exercisable on the first anniversary of the Grant Date
Expected Life	7 years